Commitments and Contingencies - Operating Leases (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($) ft²	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) ft²	Dec. 31, 2013 USD ($)
Commitments and Contingencies
Rent expense | $	$ 126,978	$ 75,261	$ 441,148	$ 383,807
Chanhassen office lease
Commitments and Contingencies
Area of office space	22,000		22,000
Dallas office lease
Commitments and Contingencies
Area of office space	1,812		1,812
Various computer leases
Commitments and Contingencies
Operating lease term	3 years		3 years